PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [line items]
Schedule of tax, civil and labor provision and contingent liabilities
		Consolidated
	Tax		Civil		Labor		Contingent liabilities (business combination)		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Balance at the beginning of the year	931,771	127,842	219,374	30,653	251,339	61,571	797,693	-	2,200,177	220,066
Acquisition of subsidiary (1)	-	671,667	-	102,208	-	163,962	-	820,103	-	1,757,940
Additions	47,116	169,824	181,856	329,294	90,855	44,566	(22)	9,772	319,805	553,456
Reversals (2)	(78,488)	(71,797)	(35,433)	(62,013)	(77,727)	(4,601)	(195,070)	(67,482)	(386,718)	(205,893)
Payments	(4,965)	(54,590)	(88,266)	(118,047)	(39,553)	(48,792)	-	-	(132,784)	(221,429)
Inflation adjustment	4,698	5,623	2,723	4,164	7,860	6,508	10,450	21,671	25,731	37,966
Exchange rate variation (OCI)	(25,609)	83,202	12,471	32,424	2,201	27,284	(15,466)	13,629	(26,403)	156,539
Transfers (3)	(12,429)	-	12,965	(99,309)	(1,503)	841	-	-	(967)	(98,468)
Balance as of the end of the year	862,094	931,771	305,690	219,374	233,472	251,339	597,585	797,693	1,998,841	2,200,177

Current									230,097	199,733
Non-current									1,768,744	2,000,444

The changes in the provision for tax, civil and labor risks and contingent liabilities are presented below:

(1)	Amounts arising from tax, labor and civil lawsuits with probability of possible and remote loss in the amount of R$709,751, R$55,624 and R$119,572, respectively, measured and recorded at the estimated fair value resulting from the business combination with Avon, in accordance with paragraph 23 of CPC 15/IFRS 3, additionally, the fair value of contingent liabilities includes liabilities assumed and recognized by Avon prior to the allocation of fair value, in the amount of R$872,993.

(2)	Reversals mainly refer to adhesion to state tax amnesty programs and change of labor proceedings estimates.

(3)	Amounts related to the 2020 period resulted from other liabilities of subsidiary Avon related to proceedings previously recognized as contingent liabilities being reclassified as other trade accounts payable.

Schedule of contingencies assessed as possible risk of loss
	Consolidated
	2021	2020
Tax	9,884,541	9,205,601
Civil	128,479	133,302
Labor	180,838	220,648
Total contingent liabilities	10,193,858	9,559,551